Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 04, 2020
Beginning balance, shares at Jun. 04, 2020
Net loss					(54,248)	(54,248)
Foreign currency translation adjustment			(10,473)	78,534		68,061
Issuance of common stock in relation of demerger agreement of StemprintER	$ 9,520	1,286,463				1,295,983
Issuance of common stock in relation of demerger agreement of StemprintER, shares	9,520,069
Issuance of common stock in relation of associated supplemental demerger agreement of StemprintER	$ 479	195,711	(196,190)
Issuance of common stock in relation of associated supplemental demerger agreement of StemprintER, shares	479,063
Ending balance, value at Dec. 31, 2020	$ 9,999	1,482,174	(206,663)	78,534	(54,248)	1,309,796
Ending balance, shares at Dec. 31, 2020	9,999,132
Stock based compensation		21,260				21,260
Net loss					(127,132)	(127,132)
Foreign currency translation adjustment		(1,004)	2,813	(16,347)		(14,538)
Ending balance, value at Sep. 30, 2021	$ 9,999	1,502,430	(203,850)	62,187	(181,380)	1,189,386
Ending balance, shares at Sep. 30, 2021	9,999,132
Beginning balance, value at Dec. 31, 2020	$ 9,999	1,482,174	(206,663)	78,534	(54,248)	1,309,796
Beginning balance, shares at Dec. 31, 2020	9,999,132
Stock based compensation		21,260				21,260
Net loss					(670,614)	(670,614)
Foreign currency translation adjustment			1,784	(11,553)		(9,769)
Ending balance, value at Dec. 31, 2021	$ 9,999	1,503,434	(204,879)	66,981	(724,862)	650,673
Ending balance, shares at Dec. 31, 2021	9,999,132
Beginning balance, value at Jun. 30, 2021	$ 9,999	1,482,174	(208,928)	95,260	(118,658)	1,260,207
Beginning balance, shares at Jun. 30, 2021	9,999,132
Stock based compensation		21,260				21,260
Net loss					(62,722)	(62,722)
Foreign currency translation adjustment		(1,004)	5,078	(33,433)		(29,359)
Ending balance, value at Sep. 30, 2021	$ 9,999	1,502,430	(203,850)	62,187	(181,380)	1,189,386
Ending balance, shares at Sep. 30, 2021	9,999,132
Beginning balance, value at Dec. 31, 2021	$ 9,999	1,503,434	(204,879)	66,981	(724,862)	650,673
Beginning balance, shares at Dec. 31, 2021	9,999,132
Stock based compensation		92,629				92,629
Exercise of common stock options	$ 9	8,460				8,469
Exercise of common stock options, shares	9,433
Net loss					(2,767,885)	(2,767,885)
Foreign currency translation adjustment				(66,981)		(66,981)
Issuance of common stock	$ 1,338	2,674,602				2,675,940
Issuance of common stock, shares	1,337,970
Receipt of subscription receivable			204,879			204,879
Ending balance, value at Sep. 30, 2022	$ 11,346	4,279,125			(3,492,747)	797,724
Ending balance, shares at Sep. 30, 2022	11,346,535
Beginning balance, value at Jun. 30, 2022	$ 11,337	4,232,851			(2,593,622)	1,650,566
Beginning balance, shares at Jun. 30, 2022	11,337,571
Stock based compensation		38,001				38,001
Exercise of common stock options	$ 9	8,273				8,282
Exercise of common stock options, shares	8,964
Net loss					(899,125)	(899,125)
Ending balance, value at Sep. 30, 2022	$ 11,346	$ 4,279,125			$ (3,492,747)	$ 797,724
Ending balance, shares at Sep. 30, 2022	11,346,535